Other investments (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Investment in debt securities - unquoted
Investments in subsidiaries, joint ventures and associates	₨ 212,238	$ 2,887	₨ 211,972
Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	150		150
Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	1,560		1,560
Attala Systems Corporation [Member]
Investment in debt securities - unquoted
Investment	205,015		₨ 210,262
The Gizmo App Company [Member]
Investment in debt securities - unquoted
Investment	₨ 5,513